Debt (Details Textual) - USD ($) $ in Millions				1 Months Ended					3 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Sep. 12, 2014	Aug. 04, 2016	Jul. 29, 2016	Jan. 22, 2016	Sep. 30, 2014	May 22, 2014	Mar. 31, 2018	Oct. 24, 2017
Required Minimum Solvency Covenant									30.00%
Required Minimum Cash Balance									$ 22.6
Minimum Net Worth Required									$ 150.0
Minimum [Member]
Cash and Cash Equivalent Percentage									5.00%
Fair market Value Percentage									130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13.5					$ 39.0
NIBC Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Long-term Line of Credit	$ 2.3
Proceeds from Lines of Credit	25.0
NIBC Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25.0
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate							2.90%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.90%
Debt Instrument Maturity Period			2021
CACIB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 2.50%
Debt Instrument Maturity Period								2022
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount				$ 36.6
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.55%		LIBOR plus 2.75%
Debt Instrument Maturity Period		2022		2023
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151.0
Debt Instrument Maturity Period						2022
Nordea/SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus 2.50%
Third ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 71.3
Debt Instrument Maturity Period					2023
ABN Revolving Facility [Member]
Short-term Debt										$ 15.0